Share-based Payments - Schedule of Activity in Share Options Outstanding and Related Information (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Disclosure Of Share Based Payments [Abstract]
Number of options outstanding, beginning balance | shares	14,646,720	10,976,480	9,192,120
Number of options granted | shares	3,578,000	5,819,520	6,020,360
Number of options forfeited | shares	(1,220,508)	(659,000)	(512,560)
Number of options exercised | shares	(4,736,555)	(1,422,520)	(3,661,480)
Number of options expired | shares	(24,131)	(67,760)	(61,960)
Number of options outstanding, ending balance | shares	12,243,526	14,646,720	10,976,480
Number of options, Exercisable | shares	5,162,876	5,822,400	3,765,000
Weighted average exercise price outstanding, beginning balance | $	$ 48.73	$ 36.88	$ 22.80
Weighted average exercise price granted | $	142.20	64.11	41.90
Weighted average exercise price forfeited | $	62.82	46.34	36.03
Weighted average exercise price exercised | $	40.97	22.23	10.15
Weighted average exercise price expired | $	54.98	28.49	20.93
Weighted average exercise price outstanding, ending balance | $	77.63	48.73	36.88
Weighted average exercise price, Exercisable | $	$ 58.25	$ 39.62	$ 29.98